Interest received and paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest received and paid
Interest received	£ 6,263	£ 6,270	£ 6,313
Interest paid	(798)	(1,137)	(1,520)
Interest received (paid) net	5,465	5,133	4,793
Bank
Interest received and paid
Interest received	5,154	5,133	5,084
Interest paid	(567)	(909)	(1,225)
Interest received (paid) net	£ 4,587	£ 4,224	£ 3,859